Results of the Year (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Results Of Operations [Line Items]
Summary of Research and Development Expenses	The following table presents research and development expenses recognized for the years ended December 31:

DKK 000	2020	2019	2018
External costs	261,136	218,143	154,952
Employee costs (Note 2.4)	96,108	64,167	40,281
Depreciation and amortization (Notes 3.1, 3.2, 3.3)	4,040	3,103	1,292
Total research and development expenses	361,284	285,413	196,525

Summary of General and Administrative Expenses

The following table presents general and administrative expenses for the years ended December 31:

DKK 000	2020	2019	2018
External costs	118,971	23,847	19,250
Employee costs (Note 2.4)	127,120	25,995	15,803
Depreciation (Notes 3.2 and 3.3)	1,159	699	74
Total general and administrative expenses	247,250	50,541	35,127

Summary of Employee Costs, Including Remuneration to Board of Directors and Executive Management

The following table presents Employee Costs, including remuneration to the Board of Directors and Executive Management, for the years ended December 31, 2020, 2019 and 2018. Refer to note 4.5 for more discussion on remuneration of Board of Directors and Executive Management.

DKK 000
Employee costs	2020	2019	2018
Salaries	131,606	68,719	42,243
Cash bonus	40,481	8,707	4,583
Share-based compensation (Note 2.5)	27,258	2,405	2,145
Pension	11,313	5,561	3,058
Other social security contributions	5,172	875	326
Other staff costs	3,083	862	966
Total employee costs excluding board remuneration	218,913	87,129	53,321
Board remuneration (Note 4.5)	3,469	2,888	2,763
Board share-based compensation (Note 2.5 and Note 4.5)	846	145	—
Total employee costs	223,228	90,162	56,084

Recognized as follows in the statement of Profit or Loss
Research and development expenses	96,108	64,167	40,281
General and administrative expenses	127,120	25,995	15,803
Total employee costs	223,228	90,162	56,084

Average number of full-time employees	117	74	46
Year-end number of full-time employees	141	86	57

Summary of Fair Value of Each Program and Inputs Used in Valuation models at Respective Grant Dates

The following table presents the fair value of the shares granted in the last three years under each program and the inputs used in the valuation models at the respective grant dates:

Program	2020 LTIP	2020 LTIP	2020 LTIP	2020 LTIP
Grant date	Dec 2020	Oct 2020	Sep 2020	Aug 2020
Fair value at the measurement date (DKK 000)	446	4,464	1,482	44,126
Dividend yield (%)	-	-	-	-
Expected volatility (%)	45.9%	56.5%	56.1%	55.4%
Risk-free interest rate (%)	(0.66%)	(0.60%)	(0.59%)	(0.54%)
Expected life of awards (years)	3.06	3.24	3.24	3.35
Weighted average share price (DKK)	56.30	68.50	83.50	90.10

Program	2019 LTIP	2017 LTIP
Grant date	Aug 2019	Apr 2018
Fair value at the measurement date (DKK 000)	6,214	714
Dividend yield (%)	—	—
Expected volatility (%)	51.8%	41.8%
Risk-free interest rate (%)	(0.70%)	(0.28%)
Expected life of awards (years)	3.42	3.58
Weighted average share price (DKK)	62.6	67.5

Summary of Weighted Average Remaining Contractual Life in Years of Performance Shares of LTIP Awards

The following table presents the weighted average remaining contractual life in years of the Performance Shares of the LTIP awards outstanding at December 31 for the respective year presented.  Matching Shares under all of the LTIP programs are fully vested as of January 1, 2021 :

	2020	2019
Program
2020 LTIP	3.0	—
2019 LTIP	2.7	3.7
2017 LTIP	0.9	1.9

Summary of Activity Related LTIP Awards

The table below summarizes the activity related to the LTIP awards for the years ended December 31:

	Executive	Key	Total	Awards
DKK 000	Management	Employees	Awards	exercisable
Outstanding at December 31, 2017	9,000	5,875	14,875	—
Granted	—	4,300	4,300	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2018	9,000	10,175	19,175	14,875
Granted	6,250	25,000	31,250
Exercised	(9,000)	(10,175)	(19,175)
Expired	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2019	6,250	25,000	31,250
Granted	52,865	119,623	172,488
Exercised	(6,250)	(25,000)	(31,250)
Expired	—	—	—
Forfeited	—	(937)	—
Outstanding at December 31, 2020	52,865	118,686	172,488	172,488

Summary of Amounts Recognized as Share-based Compensation

Summary of share-based compensation

The following amounts were recognized as share-based compensation for the years ended December 31

DKK 000	2020	2019	2018
Share-based compensation included in R&D	7,260	635	719
Share-based compensation included in G&A	20,845	1,914	1,426
Total share-based compensation expense recognized	28,105	2,549	2,145

Summary of Various Items of Financial Income and Expense

The following table presents the various items of financial income and expense recognized for the years end December 31:

DKK 000	2020	2019	2018
Interest income on cash balances	45	316	5
Foreign currency exchange gains	1,649	—	—
Gain on embedded call option (Note 3.6)	750	—	—
Total financial income	2,444	316	5

Interest expense on Loan Agreement (Note 3.6)	9,921	3,239	—
Write-off of transaction costs for Loan Agreement tranche 2 (Note 3.6)	—	1,678	—
Loss on embedded call option (Note 3.6)	—	354	—
Interest expense on lease liabilities (Note 3.2)	567	351	—
Loss on lease modification (Note 3.2)	—	216	—
Interest expense on cash balances	3,626	1,213	2,824
Foreign currency exchange loss	14,805	229	490
Bank fees and other charges	152	79	139
Total financial expenses	29,071	7,359	3,453

Schedule of Total Income Tax Benefit

The following table presents the total income tax benefit for the years ended December 31:

DKK 000	2020	2019	2018
Current tax benefit on net loss	136,845	75,459	51,722
Adjustments prior years	(1,065)	—	—
Tax credit research and development expenses	5,500	5,500	5,500
Change in unrecognized deferred tax before tax credit	(142,115)	(74,961)	(51,850)
Permanent differences	2,750	(498)	128
Total income tax benefit for the year	1,915	5,500	5,500

Schedule of Reconciliation of Effective Tax Rate to Statutory Corporate Income Tax Rate

The following table presents the reconciliation of the effective tax rate to the statutory corporate income tax rate in Denmark.

DKK 000	2020	2019	2018
Net loss before tax	(635,161)	(342,997)	(235,100)
Corporate income tax rate in Denmark	22%	22%	22%
Computed income tax benefit	139,735	75,459	51,722

Tax effect of:
Adjustments prior years	(1,065)	—
Other non-deductible expenses, including US listing-related costs and share-based compensation	2,750	(498)	128
Effect of different tax rate	(673)	—	—
Deferred tax asset not recognized after tax credit	(138,832)	(69,461)	(46,350)

Total income tax benefit for the year	1,915	5,500	5,500

Schedule of Carrying Amount of Deferred Tax

The following table presents the carrying amount of deferred tax in the Statement of Financial Position:

DKK 000	2020	2019	2018
Tax deductible losses	192,837	93,484	61,647
Deferred tax on intangible assets	112,192	74,050	35,887
Other temporary differences	8,174	758	738
	313,203	168,292	98,272
Deferred tax asset not recognized	311,138	168,292	98,272
Carrying amount included in the Statement of Financial Position	2,065	—	—

Phantom Shares
Disclosure Of Results Of Operations [Line Items]
Schedule of Estimate Fair Values	The following table presents the inputs to the Monte-Carlo model used to estimate the fair values of the phantom shares as of year-end, when the cash-settled programs are re-valued:

Valuation date:	December 31, 2020			December 31, 2019
Program:	2020 Program	2019 Program	2018 Program	2019 Program	2018 Program
Fair value at valuation date (DKK 000)	406	293	160	347	205
Dividend yield (%)	—	—	—	—	—
Expected volatility (%)	47.1%	47.3%	54.3%	57.4%	57.0%
Risk-free interest rate (%)	(0.59%)	(0.61%)	(0.61%)	(0.50%)	(0.63%)
Expected life of awards (years)	4.08	3.08	2.08	4.00	3.08
Weighted average share price (DKK)	67.10	67.10	67.10	72.40	68.60

RSUs
Disclosure Of Results Of Operations [Line Items]
Schedule of Estimate Fair Values

The following table presents the inputs to the Black-Scholes model used to estimate the fair value of the 2020 RSUs at year-end, as they are classified as cash-settled:

Program	December 31, 2020 2020 RSUs	December 31, 2019 2019 RSUs
Fair value at valuation date (DKK 000)	1,913	232
Dividend yield (%)	—	—
Expected volatility (%)	45.9%	45.9%
Risk-free interest rate (%)	(0.57%)	(0.73%)
Expected life of awards (years)	0.50	0.25
Weighted average share price (DKK)	67.10	72.4